Insurance Receivable and Impairment - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Leases Disclosure [Line Items]
Containers, net book value		$ 4,693,533,000			$ 4,693,533,000		$ 4,125,052,000
Bad debt expense		(15,000)		$ (2,095,000)	$ (1,225,000)	$ (326,000)
Previously Insolvent Customer
Leases Disclosure [Line Items]
Container loss recovery			$ 7,986,000
Insurance receivable associated with this insolvent customer							2,106,000
Previously Insolvent Customer | China, Yuan Renminbi
Leases Disclosure [Line Items]
Bankruptcy settlement amount received in cash	$ 77,000
Bankruptcy settlement amount received in stock value	$ 5,789,000
Insolvent Customer
Leases Disclosure [Line Items]
Insurance receivable associated with this insolvent customer								$ 0
Bad debt expense							$ 378,000
Gain on container recovery		$ 176,000	7,577,000	$ 1,525,000
Insolvent Customer | Owned Containers
Leases Disclosure [Line Items]
Containers, net book value			10,538,000
Insolvent Customer | Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Asset impairment charges			$ 1,581,000